Accounts Payable and Accrued Expenses (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Accrued commissions	$ 7,982	$ 6,662	$ 6,298
Accrued payroll	15,489	4,839	5,847
Accounts payable	4,283	2,530	3,071
Other accrued expenses	4,495	5,234	2,877
Total accounts payable and accrued expenses	$ 32,249	$ 19,265	$ 18,093